Fair Value Measurements	12 Months Ended
Oct. 29, 2017
Fair Value Measurements
Fair Value Measurements

Note M

Fair Value Measurements

Pursuant to the provisions of ASC 820, the Company’s financial assets and liabilities carried at fair value on a recurring basis in the consolidated financial statements as of October 29, 2017, and October 30, 2016, and their level within the fair value hierarchy, are presented in the table below.

	Fair Value Measurements at October 29, 2017
		Quoted Prices in
		Active Markets	Significant Other	Significant
	Total	for Identical	Observable	Unobservable
(in thousands)	Fair Value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at fair value

Cash and cash equivalents(1)	$444,122	$444,122	$–	$–
Other trading securities(2)	128,530	–	128,530	–

Commodity derivatives(3)	2,821	2,821	–	–

Total assets at fair value	$575,473	$446,943	$128,530	$–

Liabilities at fair value

Deferred compensation(2)	$62,341	$–	$62,341	$–

Total liabilities at fair value	$62,341	$–	$62,341	$–

	Fair Value Measurements at October 30, 2016
		Quoted Prices in
		Active Markets	Significant Other	Significant
	Total	for Identical	Observable	Unobservable
(in thousands)	Fair Value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets at fair value

Cash and cash equivalents(1)	$415,143	$415,143	$–	$–
Other trading securities(2)	122,305	–	122,305	–

Commodity derivatives(3)	3,094	3,094	–	–

Total assets at fair value	$540,542	$418,237	$122,305	$–

Liabilities at fair value

Deferred compensation(2)	$60,949	$–	$60,949	$–

Total liabilities at fair value	$60,949	$–	$60,949	$–

The following methods and assumptions were used to estimate the fair value of the financial assets and liabilities above:

(1)

The Company’s cash equivalents consist primarily of bank deposits, money market funds rated AAA, or other highly liquid investment accounts. As these investments have a maturity date of three months or less, the carrying value approximates fair value.

(2)

A majority of the funds held in the rabbi trust relate to the supplemental executive retirement plans and have been invested in fixed income funds managed by a third party. The declared rate on these funds is set based on a formula using the yield of the general account investment portfolio supporting the fund, adjusted for expenses and other charges. The rate is guaranteed for one year at issue, and may be reset annually on the policy anniversary, subject to a guaranteed minimum rate. As the value is based on adjusted market rates, and the fixed rate is only reset on an annual basis, these funds are classified as Level 2. The funds held in the rabbi trust are included in other assets on the Consolidated Statements of Financial Position. The remaining funds held are also managed by a third party insurance policy, the values of which represent their cash surrender value based on the fair value of the underlying investments in the account and include equity securities, money market accounts, bond funds, or other portfolios for which there is an active quoted market. Therefore these policies are also classified as Level 2. The related deferred compensation liabilities are included in other long-term liabilities on the Consolidated Statements of Financial Position with investment options generally mirroring those funds held by the rabbi trust. Therefore these investment balances are classified as Level 2. The Company also offers a fixed rate investment option to participants. The rate earned on these investments is adjusted annually based on a specified percentage of the United States Internal Revenue Service (I.R.S.) Applicable Federal Rates. These balances are classified as Level 2.

(3)

The Company’s commodity derivatives represent futures contracts used in its hedging or other programs to offset price fluctuations associated with purchases of corn, soybean meal, and hogs, and to minimize the price risk assumed when forward priced contracts are offered to the Company’s commodity suppliers. The Company’s futures contracts for corn and soybean meal are traded on the Chicago Board of Trade, while futures contracts for lean hogs are traded on the Chicago Mercantile Exchange. These are active markets with quoted prices available, and these contracts are classified as Level 1. All derivatives are reviewed for potential credit risk and risk of nonperformance. The Company nets the derivative assets and liabilities for each of its hedging programs, including cash collateral, when a master netting arrangement exists between the Company and the counterparty to the derivative contract. The net balance for each program is included in other current assets or accounts payable, as appropriate, in the Consolidated Statements of Financial Position. As of October 29, 2017, the Company has recognized the right to reclaim net cash collateral of $2.5 million from various counterparties (including $11.0 million of realized gains offset by cash owed of $8.5 million on closed positions). As of October 30, 2016, the Company had recognized the right to reclaim net cash collateral of $3.1 million from various counterparties (including $7.1 million of realized gains offset by cash owed of $4.0 million on closed positions).

The Company’s financial assets and liabilities include accounts receivable, accounts payable, and other liabilities, for which carrying value approximates fair value. The Company does not carry its long-term debt at fair value in its Consolidated Statements of Financial Position. Based on borrowing rates available to the Company for long-term financing with similar terms and average maturities, the fair value of long-term debt, utilizing discounted cash flows (Level 2), was $266.5 million as of October 29, 2017, and $274.9 million as of October 30, 2016.

In accordance with the provisions of ASC 820, the Company measures certain nonfinancial assets and liabilities at fair value, which are recognized or disclosed on a nonrecurring basis (e.g. goodwill, intangible assets, and property, plant and equipment). Impairment charges were recorded for the Company’s DCB assets divested during fiscal 2016. The fair value of the net assets to be sold was determined using Level 2 inputs utilizing a market participant bid along with internal valuations of the business. See additional discussion regarding the Company’s assets held for sale in Note E. During fiscal years 2017, 2016, and 2015, there were no material remeasurements of assets or liabilities at fair value on a nonrecurring basis subsequent to their initial recognition.